CONSOLIDATED STATEMENTS OF STOCKHOLDERS' (DEFICIENCY) EQUITY (USD $)	COMMON STOCK [Member]	ADDITIONAL PAID-IN CAPITAL [Member]	SHARE SUBSCRIPTION RECEIVED [Member]	DEFICIT ACCUMULATED DURING THE DEVELOPMENT STAGE [Member]	ACCUMULATED TRANSLATION ADJUSTMENT [Member]	Total
Beginning Balance at Oct. 05, 2000
November 2000 - Shares issued for cash at $0.001	$ 6,500					$ 6,500
November 2000 - Shares issued for cash at $0.001 (Shares)	6,500,000
November 2000 - Shares issued for cash at $0.01	6,000	54,000				60,000
November 2000 - Shares issued for cash at $0.01 (Shares)	6,000,000
December 2000 - Shares issued for cash at $0.25	38	9,462				9,500
December 2000 - Shares issued for cash at $0.25 (Shares)	38,000
Translation adjustment					660	660
Net loss for the year				(7,310)		(7,310)
Ending Balance at Dec. 31, 2000	12,538	63,462		(7,310)	660	69,350
Ending Balance (Shares) at Dec. 31, 2000	12,538,000
Translation adjustment					(752)	(752)
Net loss for the year				(54,811)		(54,811)
Ending Balance at Dec. 31, 2001	12,538	63,462		(62,121)	(92)	13,787
Ending Balance (Shares) at Dec. 31, 2001	12,538,000
Translation adjustment					16	16
Net loss for the year				(24,972)		(24,972)
Ending Balance at Dec. 31, 2002	12,538	63,462		(87,093)	(76)	(11,169)
Ending Balance (Shares) at Dec. 31, 2002	12,538,000
Translation adjustment					(205)	(205)
Net loss for the year				(271,508)		(271,508)
Ending Balance at Dec. 31, 2003	12,538	63,462		(358,601)	(281)	(282,882)
Ending Balance (Shares) at Dec. 31, 2003	12,538,000
Translation adjustment					281	281
Net loss for the year				(72,049)		(72,049)
Ending Balance at Dec. 31, 2004	12,538	63,462		(430,650)		(354,650)
Ending Balance (Shares) at Dec. 31, 2004	12,538,000
Net loss for the year				(49,562)		(49,562)
Ending Balance at Dec. 31, 2005	12,538	63,462		(480,212)		(404,212)
Ending Balance (Shares) at Dec. 31, 2005	12,538,000
Net loss for the year				(67,488)		(67,488)
Ending Balance at Dec. 31, 2006	12,538	63,462		(547,700)		(471,700)
Ending Balance (Shares) at Dec. 31, 2006	12,538,000
Net loss for the year				(74,191)		(74,191)
Ending Balance at Dec. 31, 2007	12,538	63,462		(621,891)		(545,891)
Ending Balance (Shares) at Dec. 31, 2007	12,538,000
Net loss for the year				(104,412)		(104,412)
Ending Balance at Dec. 31, 2008	12,538	63,462		(726,303)		(650,303)
Beginning Balance (Shares) at Dec. 31, 2008	12,538,000
September 2009 - Shares issued for settling debt at $0.015	38,775	542,855				581,630
September 2009 - Shares issued for settling debt at $0.015 (Shares)	38,775,366
Shares issued pursuant to share exchange agreement	4,789	953,018		(190,387)		767,420
Shares issued pursuant to share exchange agreement (Shares)	4,789,035
Stock-based compensation						0
Net loss for the year				(351,291)		(351,291)
Ending Balance at Dec. 31, 2009	56,102	1,559,335		(1,267,981)		347,456
Ending Balance (Shares) at Dec. 31, 2009	56,102,401
Share subscriptions received			1,385,000			1,385,000
Stock-based compensation						0
Net loss for the year				(1,102,197)		(1,102,197)
Ending Balance at Dec. 31, 2010	56,102	1,559,335	1,385,000	(2,370,178)		630,259
Beginning Balance (Shares) at Dec. 31, 2010	56,102,401
September 2009 - Shares issued for settling debt at $0.015	2,016	401,195				403,211
Shares issued for cash at $0.20 per share	13,010	2,588,992	(1,385,000)			1,217,002
Shares issued for cash at $0.20 per share (Shares)	13,010,000
Shares issued to settle debt at $0.20 (Shares)	2,016,055
Stock-based compensation		195,399				195,399
Net loss for the year				(3,175,999)		(3,175,999)
Ending Balance at Dec. 31, 2011	$ 71,128	$ 4,744,921		$ (5,546,177)		$ (730,128)
Ending Balance (Shares) at Dec. 31, 2011	71,128,456